Commitments and Contingencies (Product Warranty Narrative) (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Dec. 31, 2020	Sep. 30, 2019	Dec. 31, 2020	Dec. 31, 2019
Product Warranty Liability [Line Items]
Product warranty accrual		$ 105	$ 56
Release to product warranty reserve	$ 30
Vendor recovery benefit			14
Indesit Company S.p.A.
Product Warranty Liability [Line Items]
Product warranty accrual			$ 0	$ 26